Related party transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Food and paper	$ (1,498,853)	$ (1,457,720)	$ (1,227,293)
Occupancy and other operating expenses	(1,238,220)	(1,154,334)	(967,690)
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Food and paper	(338,543)	(319,232)	(256,704)
Occupancy and other operating expenses	(10,893)	(9,590)	(7,193)
Related party | Axionlog Distribution B.V. | Distribution fees
Related Party Transaction [Line Items]
Food and paper	(67,296)	(65,342)	(53,191)
Related party | Axionlog Distribution B.V. | Supplier purchases
Related Party Transaction [Line Items]
Food and paper	$ (271,247)	$ (253,890)	$ (203,513)